Series-A Convertible Preferred Stock and Warrants - Schedule of Series-A Convertible Preferred Shares Subscription Agreement (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock
5% Series-A Convertible Preferred Shares [Member]
5% Series-A preferred stock, $0.0001 par value, 351,000 shares issued and outstanding	50,000	351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance	(50,000)	(351,000)
Preferred stock